Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Cash	$ 221,581	$ 336,024	$ 184,938	$ 101,055
Financial asset at amortized cost	8,314	26,013
Other receivable from related party	1,224	1,217
Other current assets	104,277	64,280
Financial assets at fair value through profit or loss	15,350	16,013
Total assets	1,701,758	1,603,194
Current liabilities	693,995	601,225
Short-term secured borrowings	369,300	151,400
Total equity	893,821	871,982	485,199	431,244
Total liabilities and equity	1,701,758	1,603,194
Equity attributable to owners of parent
Statement [line items]
Cash	2,946	972	1,980	1,002
Financial asset at amortized cost	5,330	5,659
Other current assets	529	516
Financial assets at fair value through profit or loss	13,290	12,269
Investments in subsidiaries and affiliates	1,473,234	1,228,969
Total assets	1,495,329	1,248,385
Current liabilities	132	885
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	369,300	151,400
Debt borrowing from a subsidiary	186,825	173,876
Long-term unsecured borrowings	40,500	46,500
Total equity	892,572	869,724	$ 480,176	$ 432,987
Total liabilities and equity	$ 1,495,329	$ 1,248,385